Investments in associates	12 Months Ended
Dec. 31, 2019
Investments accounted for using equity method [abstract]
Investments in associates
16.	Investments in associates
A reconciliation of the summarized financial information to the carrying amount of the company’s interests in material associates is as follows:

	2019			2018
Million US dollar	AB InBev Efes	Castel	Efes	AB InBev Efes	Castel	Efes
Balance at 1 January	1 159	3 279	479	—	3 480	694
Effect of movements in foreign exchange	—	(56)	(59)	—	(213)	(194)
Acquisitions	—	—	—	1 157	—	—
Dividends received	(15)	(95)	(11)	—	(98)	(11)
Share of results of associates	(11)	111	42	2	110	(10)
Balance at end of period	1 133	3 239	451	1 159	3 279	479
On 30 March 2018, AB InBev completed the 50:50 merger of AB InBev’s and Anadolu Efes’ existing Russia and Ukraine businesses. Following the closing of the transaction, the operations of AB InBev and Anadolu Efes in Russia and Ukraine are now combined under AB InBev Efes. The combined business is fully consolidated in the Anadolu Efes financial accounts. As a result of the transaction, AB InBev stopped consolidating its Russia and Ukraine businesses and accounts for its investment in AB InBev Efes under the equity method as of that date. See also Note 6
Acquisitions and disposals of subsidiaries
.
The 2017 share of results of associates reported for Castel includes the revision of 2016 finalized result of associates. In 2018, the share of results of associates reported for Castel was negatively impacted by a currency devaluation in Angola.
Summarized financial information of the company’s material associates is as follows:

	2019			2018
Million US dollar	AB InBev Efes	Castel	Efes	AB InBev Efes	Castel	Efes
Current assets	377	4 044	2 266	275	4 193	2 888
Non-current assets	767	4 255	5 618	664	4 291	6 463
Current liabilities	652	1 631	1 859	556	1 643	2 233
Non-current liabilities	109	743	1 986	—	635	2 207
Non-controlling interests	—	723	1 909	—	939	2 297
Net assets	383	5 201	2 130	383	5 267	2 614
Revenue	1 388	5 107	4 015	1 081	5 786	3 816
Profit (loss)	23	719	276	4	921	(43)
Other comprehensive income (loss)	—	(372)	(431)	—	(254)	1 536
Total comprehensive income (loss)	23	347	(155)	4	667	1 493

In 2019, associates that are not individually material contributed 10m US dollar to the results of investment in associates (2018: 51m US dollar; 2017: 78m US dollar).
Following the entry of Zimbabwe in a hyperinflation economy in 2019, the company recorded an impairment of 188m US dollar on its investment in Delta Corporation Ltd. The impairment is recorded as an exceptional net finance cost. Refer to Note 11
Finance cost and income
.
Additional information related to the significant associates is presented in Note 3
7
AB InBev Companies
.